Capital Stock - Additional Information, Stock-based compensation (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) time $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted (dollars per share) | $ / shares	$ 4.71	$ 3.60	$ 7.74
Common stock conversion (in shares) | shares	1
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares reserved for issuance upon exercise of options or equity awards granted or to be granted | shares	5,115,308	4,780,371
Stock options granted (in shares) | shares	732,314	916,015	265,135
Stock option, term	10 years
Vesting period	3 years
Unrecognized compensation cost related to non-vested stock options granted under the Plans	$ 2,300,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2018	1,300,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2019	900,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2020	100,000
Compensation costs	1,700,000	$ 1,500,000	$ 1,700,000
Intrinsic value of options exercised	30,000	0	$ 500,000
Intrinsic value of outstanding in-the-money stock options	$ 0	$ 0
Weighted-average remaining life of options vested and expected to vest	5 years 1 month	4 years 6 months
Weighted-average grant-date fair value of options granted (dollars per share) | $ / shares	$ 4.71	$ 3.60	$ 7.74
Expected volatility used in computing fair value of options granted	62.40%	55.10%	31.10%
Expected life used in computing fair value of options granted, years	6 years	6 years	5 years
Dividend yield used in computing fair value of options granted	2.50%	3.20%	4.40%
Risk-free interest rate used in computing fair value of options granted	2.00%	1.30%	1.40%
Estimated forfeiture rate used in computing fair value of options granted	7.00%	7.00%	8.00%
Period of historical data used to calculate expected volatility in years	5 years
Stock Options | Nonvested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of non-vested options forfeited	$ 200,000	$ 0	$ 0
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Number of shares or units granted equity based compensation awards | shares	349,175	238,609	63,912
Fair value of granted stock	$ 3,600,000	$ 2,300,000	$ 2,800,000
Vested restricted stock (in shares) | shares	129,106	98,844	101,419
Market value of vested restricted stock	$ 3,200,000	$ 4,300,000	$ 4,300,000
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of times performance units to vest, Minimum | time	0
Number of shares or units granted equity based compensation awards | shares		311,691	61,774
Fair value of granted stock		$ 3,600,000	$ 3,400,000
Performance Share Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Restricted Stock Units and Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted (in shares) | shares	73,078	59,518	98,381
Share based compensation expense	$ 4,000,000	$ 4,200,000	$ 4,500,000
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	$ 900,000	$ 600,000	$ 1,000,000
Number of shares or units granted equity based compensation awards | shares	89,387	67,000	22,502